UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21853

Northern Lights Variable Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1. Reports to Stockholders. [Insert annual or semi-annual report.]

(a)

TOPS Managed Risk Balanced ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,806	$11,790
Jun-2018	$11,267	$13,484
Jun-2019	$11,748	$14,889
Jun-2020	$11,846	$16,006
Jun-2021	$13,969	$22,536
Jun-2022	$12,703	$20,144
Jun-2023	$13,189	$24,091
Jun-2024	$14,246	$30,006
Jun-2025	$15,056	$34,556
Jun-2026	$17,152	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	7.02%	13.93%	4.19%	5.54%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$62,010,536
  Number of Portfolio Holdings29
  Advisory Fee $89,627
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	88.5%
Money Market Funds	11.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
45.1%
Fixed Income
43.1%
Money Market
11.5%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	11.5%
Fixed Income	43.1%
Equity	45.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard S&P 500 ETF	8.2%
Vanguard FTSE Developed Markets ETF	8.1%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.1%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
Vanguard Short-Term Treasury ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

TOPS Managed Risk Balanced ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRB1

TOPS Managed Risk Balanced ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,781	$11,790
Jun-2018	$11,215	$13,484
Jun-2019	$11,662	$14,889
Jun-2020	$11,735	$16,006
Jun-2021	$13,799	$22,536
Jun-2022	$12,520	$20,144
Jun-2023	$12,956	$24,091
Jun-2024	$13,973	$30,006
Jun-2025	$14,730	$34,556
Jun-2026	$16,732	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	6.93%	13.59%	3.93%	5.28%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$62,010,536
  Number of Portfolio Holdings29
  Advisory Fee $89,627
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	88.5%
Money Market Funds	11.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	11.5%
Fixed Income	43.1%
Equity	45.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard S&P 500 ETF	8.2%
Vanguard FTSE Developed Markets ETF	8.1%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.1%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
Vanguard Short-Term Treasury ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

TOPS Managed Risk Balanced ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRB2

TOPS Managed Risk Balanced ETF Portfolio

Class 3

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,770	$11,790
Jun-2018	$11,198	$13,484
Jun-2019	$11,624	$14,889
Jun-2020	$11,685	$16,006
Jun-2021	$13,729	$22,536
Jun-2022	$12,449	$20,144
Jun-2023	$12,862	$24,091
Jun-2024	$13,866	$30,006
Jun-2025	$14,607	$34,556
Jun-2026	$16,571	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	6.85%	13.44%	3.83%	5.18%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$62,010,536
  Number of Portfolio Holdings29
  Advisory Fee $89,627
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	88.5%
Money Market Funds	11.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	11.5%
Fixed Income	43.1%
Equity	45.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard S&P 500 ETF	8.2%
Vanguard FTSE Developed Markets ETF	8.1%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.1%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
Vanguard Short-Term Treasury ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

TOPS Managed Risk Balanced ETF Portfolio - Class 3

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRB3

TOPS Managed Risk Balanced ETF Portfolio

Class 4

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$52	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,744	$11,790
Jun-2018	$11,142	$13,484
Jun-2019	$11,545	$14,889
Jun-2020	$11,567	$16,006
Jun-2021	$13,560	$22,536
Jun-2022	$12,258	$20,144
Jun-2023	$12,654	$24,091
Jun-2024	$13,591	$30,006
Jun-2025	$14,278	$34,556
Jun-2026	$16,159	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	6.71%	13.17%	3.57%	4.92%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$62,010,536
  Number of Portfolio Holdings29
  Advisory Fee $89,627
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	88.5%
Money Market Funds	11.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	11.5%
Fixed Income	43.1%
Equity	45.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard S&P 500 ETF	8.2%
Vanguard FTSE Developed Markets ETF	8.1%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.1%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
Vanguard Short-Term Treasury ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

TOPS Managed Risk Balanced ETF Portfolio - Class 4

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRB4

TOPS Managed Risk Balanced ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,744	$10,139
Jun-2017	$10,468	$11,954
Jun-2018	$10,869	$13,672
Jun-2019	$11,274	$15,096
Jun-2020	$11,346	$16,229
Jun-2021	$13,212	$22,850
Jun-2022	$11,997	$20,424
Jun-2023	$9,647	$24,426
Jun-2024	$10,279	$30,424
Jun-2025	$10,762	$35,037
Jun-2026	$12,036	$42,859

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	6.07%	11.84%	-1.85%	2.13%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$62,010,536
  Number of Portfolio Holdings29
  Advisory Fee $89,627
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	88.5%
Money Market Funds	11.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	11.5%
Fixed Income	43.1%
Equity	45.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard S&P 500 ETF	8.2%
Vanguard FTSE Developed Markets ETF	8.1%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.1%
State Street SPDR Portfolio S&P 500 Value ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
Vanguard Short-Term Treasury ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

TOPS Managed Risk Balanced ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRBI

TOPS Managed Risk Moderately Aggressive ETF Portfolio

(formerly TOPS Managed Risk Growth ETF Portfolio)

Class 1

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Moderately Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,262	$11,790
Jun-2018	$12,074	$13,484
Jun-2019	$12,467	$14,889
Jun-2020	$12,206	$16,006
Jun-2021	$15,350	$22,536
Jun-2022	$13,719	$20,144
Jun-2023	$14,426	$24,091
Jun-2024	$16,082	$30,006
Jun-2025	$16,769	$34,556
Jun-2026	$20,503	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderately Aggressive ETF Portfolio	11.68%	22.27%	5.96%	7.44%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$174,234,308
  Number of Portfolio Holdings27
  Advisory Fee $252,268
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.7%
Money Market Funds	12.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
76.6%
Fixed Income
11.6%
Money Market
11.2%
Collateral for Securities Loaned
1.2%
Liabilities in Excess of Other Assets
-0.6%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	1.2%
Money Market	11.2%
Fixed Income	11.6%
Equity	76.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	19.0%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.4%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Growth ETF Portfolio" to "TOPS Managed Risk Moderately Aggressive ETF Portfolio."

TOPS Managed Risk Moderately Aggressive ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRG1

TOPS Managed Risk Moderately Aggressive ETF Portfolio

(formerly TOPS Managed Risk Growth ETF Portfolio)

Class 2

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$35	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Moderately Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,224	$11,790
Jun-2018	$12,007	$13,484
Jun-2019	$12,364	$14,889
Jun-2020	$12,078	$16,006
Jun-2021	$15,165	$22,536
Jun-2022	$13,513	$20,144
Jun-2023	$14,181	$24,091
Jun-2024	$15,753	$30,006
Jun-2025	$16,387	$34,556
Jun-2026	$19,992	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderately Aggressive ETF Portfolio	11.55%	22.00%	5.68%	7.17%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$174,234,308
  Number of Portfolio Holdings27
  Advisory Fee $252,268
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.7%
Money Market Funds	12.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	1.2%
Money Market	11.2%
Fixed Income	11.6%
Equity	76.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	19.0%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.4%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Growth ETF Portfolio" to "TOPS Managed Risk Moderately Aggressive ETF Portfolio."

TOPS Managed Risk Moderately Aggressive ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRG2

TOPS Managed Risk Moderately Aggressive ETF Portfolio

(formerly TOPS Managed Risk Growth ETF Portfolio)

Class 3

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$40	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Moderately Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,221	$11,790
Jun-2018	$11,989	$13,484
Jun-2019	$12,327	$14,889
Jun-2020	$12,037	$16,006
Jun-2021	$15,088	$22,536
Jun-2022	$13,431	$20,144
Jun-2023	$14,088	$24,091
Jun-2024	$15,632	$30,006
Jun-2025	$16,250	$34,556
Jun-2026	$19,801	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderately Aggressive ETF Portfolio	11.54%	21.86%	5.59%	7.07%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$174,234,308
  Number of Portfolio Holdings27
  Advisory Fee $252,268
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.7%
Money Market Funds	12.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	1.2%
Money Market	11.2%
Fixed Income	11.6%
Equity	76.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	19.0%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.4%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Growth ETF Portfolio" to "TOPS Managed Risk Moderately Aggressive ETF Portfolio."

TOPS Managed Risk Moderately Aggressive ETF Portfolio - Class 3

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRG3

TOPS Managed Risk Moderately Aggressive ETF Portfolio

(formerly TOPS Managed Risk Growth ETF Portfolio)

Class 4

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$53	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Moderately Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,194	$11,790
Jun-2018	$11,941	$13,484
Jun-2019	$12,245	$14,889
Jun-2020	$11,921	$16,006
Jun-2021	$14,913	$22,536
Jun-2022	$13,246	$20,144
Jun-2023	$13,850	$24,091
Jun-2024	$15,342	$30,006
Jun-2025	$15,907	$34,556
Jun-2026	$19,340	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderately Aggressive ETF Portfolio	11.39%	21.58%	5.34%	6.82%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$174,234,308
  Number of Portfolio Holdings27
  Advisory Fee $252,268
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.7%
Money Market Funds	12.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	1.2%
Money Market	11.2%
Fixed Income	11.6%
Equity	76.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	19.0%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.4%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Growth ETF Portfolio" to "TOPS Managed Risk Moderately Aggressive ETF Portfolio."

TOPS Managed Risk Moderately Aggressive ETF Portfolio - Class 4

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRG4

TOPS Managed Risk Moderately Aggressive ETF Portfolio

(formerly TOPS Managed Risk Growth ETF Portfolio)

Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Moderately Aggressive ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,199	$10,139
Jun-2017	$10,290	$11,954
Jun-2018	$10,980	$13,672
Jun-2019	$11,290	$15,096
Jun-2020	$11,037	$16,229
Jun-2021	$13,708	$22,850
Jun-2022	$12,279	$20,424
Jun-2023	$12,792	$24,426
Jun-2024	$14,185	$30,424
Jun-2025	$14,797	$35,037
Jun-2026	$18,065	$42,859

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderately Aggressive ETF Portfolio	11.65%	22.08%	5.67%	6.98%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$174,234,308
  Number of Portfolio Holdings27
  Advisory Fee $252,268
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.7%
Money Market Funds	12.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	1.2%
Money Market	11.2%
Fixed Income	11.6%
Equity	76.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	19.0%
Vanguard FTSE Developed Markets ETF	15.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.4%
State Street SPDR Portfolio S&P 500 Growth ETF	4.5%
State Street SPDR Portfolio S&P 500 Value ETF	4.5%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Growth ETF Portfolio" to "TOPS Managed Risk Moderately Aggressive ETF Portfolio."

TOPS Managed Risk Moderately Aggressive ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRGI

TOPS Managed Risk Moderate ETF Portfolio

(formerly TOPS Moderate Growth ETF Portfolio)

Class 1

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Moderate ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,092	$11,790
Jun-2018	$11,788	$13,484
Jun-2019	$12,221	$14,889
Jun-2020	$12,156	$16,006
Jun-2021	$14,897	$22,536
Jun-2022	$13,382	$20,144
Jun-2023	$13,998	$24,091
Jun-2024	$15,391	$30,006
Jun-2025	$16,256	$34,556
Jun-2026	$19,093	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate ETF Portfolio	8.98%	17.45%	5.09%	6.68%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$108,505,901
  Number of Portfolio Holdings29
  Advisory Fee $158,241
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
58.6%
Fixed Income
29.6%
Money Market
11.2%
Collateral for Securities Loaned
1.9%
Liabilities in Excess of Other Assets
-1.3%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.9%
Money Market	11.2%
Fixed Income	29.6%
Equity	58.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.7%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Moderate Growth ETF Portfolio" to "TOPS Managed Risk Moderate ETF Portfolio."

TOPS Managed Risk Moderate ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRMG1

TOPS Managed Risk Moderate ETF Portfolio

(formerly TOPS Moderate Growth ETF Portfolio)

Class 2

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Moderate ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,066	$11,790
Jun-2018	$11,723	$13,484
Jun-2019	$12,120	$14,889
Jun-2020	$12,039	$16,006
Jun-2021	$14,711	$22,536
Jun-2022	$13,176	$20,144
Jun-2023	$13,788	$24,091
Jun-2024	$15,088	$30,006
Jun-2025	$15,900	$34,556
Jun-2026	$18,641	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate ETF Portfolio	8.89%	17.23%	4.85%	6.43%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$108,505,901
  Number of Portfolio Holdings29
  Advisory Fee $158,241
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.9%
Money Market	11.2%
Fixed Income	29.6%
Equity	58.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.7%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Moderate Growth ETF Portfolio" to "TOPS Managed Risk Moderate ETF Portfolio."

TOPS Managed Risk Moderate ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRMG2

TOPS Managed Risk Moderate ETF Portfolio

(formerly TOPS Moderate Growth ETF Portfolio)

Class 3

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$40	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Moderate ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,060	$11,790
Jun-2018	$11,704	$13,484
Jun-2019	$12,093	$14,889
Jun-2020	$11,992	$16,006
Jun-2021	$14,648	$22,536
Jun-2022	$13,100	$20,144
Jun-2023	$13,702	$24,091
Jun-2024	$14,974	$30,006
Jun-2025	$15,767	$34,556
Jun-2026	$18,456	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate ETF Portfolio	8.74%	17.05%	4.73%	6.32%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$108,505,901
  Number of Portfolio Holdings29
  Advisory Fee $158,241
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.9%
Money Market	11.2%
Fixed Income	29.6%
Equity	58.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.7%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Moderate Growth ETF Portfolio" to "TOPS Managed Risk Moderate ETF Portfolio."

TOPS Managed Risk Moderate ETF Portfolio - Class 3

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRMG3

TOPS Managed Risk Moderate ETF Portfolio

(formerly TOPS Moderate Growth ETF Portfolio)

Class 4

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$52	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Moderate ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,032	$11,790
Jun-2018	$11,648	$13,484
Jun-2019	$11,989	$14,889
Jun-2020	$11,861	$16,006
Jun-2021	$14,450	$22,536
Jun-2022	$12,901	$20,144
Jun-2023	$13,434	$24,091
Jun-2024	$14,669	$30,006
Jun-2025	$15,402	$34,556
Jun-2026	$17,991	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate ETF Portfolio	8.69%	16.81%	4.48%	6.05%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$108,505,901
  Number of Portfolio Holdings29
  Advisory Fee $158,241
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.9%
Money Market	11.2%
Fixed Income	29.6%
Equity	58.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.7%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Moderate Growth ETF Portfolio" to "TOPS Managed Risk Moderate ETF Portfolio."

TOPS Managed Risk Moderate ETF Portfolio - Class 4

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRMG4

TOPS Managed Risk Moderate ETF Portfolio

(formerly TOPS Moderate Growth ETF Portfolio)

Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Managed Risk Moderate ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,422	$10,139
Jun-2017	$10,380	$11,954
Jun-2018	$10,966	$13,672
Jun-2019	$11,313	$15,096
Jun-2020	$11,246	$16,229
Jun-2021	$13,602	$22,850
Jun-2022	$12,197	$20,424
Jun-2023	$12,721	$24,426
Jun-2024	$13,187	$30,424
Jun-2025	$13,631	$35,037
Jun-2026	$15,999	$42,859

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate ETF Portfolio	8.82%	17.37%	3.30%	5.44%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$108,505,901
  Number of Portfolio Holdings29
  Advisory Fee $158,241
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.9%
Money Market	11.2%
Fixed Income	29.6%
Equity	58.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.7%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Vanguard FTSE Emerging Markets ETF	3.6%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares Global REIT ETF	3.5%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Managed Risk Moderate Growth ETF Portfolio" to "TOPS Managed Risk Moderate ETF Portfolio."

TOPS Managed Risk Moderate ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMRMGI

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Included Long Form Financial Statements

Semi-Annual Financial Statements and Additional

Information

June 30, 2026

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate ETF Portfolio
(formerly, TOPS® Managed Risk Moderate Growth ETF Portfolio)

TOPS® Managed Risk Moderately Aggressive ETF Portfolio
(formerly, TOPS® Managed Risk Growth ETF Portfolio)

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC
Member FINRA

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 45.1%
34,007	FlexShares Global Upstream Natural Resources Index Fund	$1,675,865
79,459	iShares Global REIT ETF	2,194,658
11,090	iShares MSCI Emerging Markets ex China ETF	1,134,507
6,291	iShares MSCI USA Small-Cap Multifactor ETF	560,780
41,575	State Street SPDR Portfolio S&P 400 Mid Cap ETF	2,808,807
9,491	State Street SPDR Portfolio S&P 500 Growth ETF	1,129,334
64,165	State Street SPDR Portfolio S&P 500 Value ETF	3,900,590
38,924	State Street SPDR Portfolio S&P 600 Small Cap ETF	2,244,747
70,723	Vanguard FTSE Developed Markets ETF	5,039,014
28,247	Vanguard FTSE Emerging Markets ETF(a)	1,686,063
7,364	Vanguard S&P 500 ETF	5,057,668
11,525	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	566,800
		27,998,833
	FIXED INCOME - 43.1%
23,893	iShares BB Rated Corporate Bond ETF, USD Class	1,117,476
40,643	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,432,932
167,031	State Street SPDR Portfolio Short Term Corporate Bond ETF	5,012,601
65,308	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,669,272
47,095	Vanguard Intermediate-Term Treasury ETF(a)	2,777,663
23,914	Vanguard Mortgage-Backed Securities ETF	1,119,414
132,988	Vanguard Short-Term Inflation-Protected Securities ETF	6,679,988
38,272	Vanguard Short-Term Treasury ETF	2,227,430
11,502	Vanguard Total International Bond ETF	557,042
30,535	Xtrackers USD High Yield Corporate Bond ETF	1,115,138
		26,708,956

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,417,928)	54,707,789

See accompanying notes to financial statements.

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.5%
	MONEY MARKET FUNDS - 11.5%
7,129,706	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $7,129,706)(b)	$7,129,706

	TOTAL INVESTMENTS - 99.7% (Cost $52,547,634)	$61,837,495
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	173,041
	NET ASSETS - 100.0%	$62,010,536

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
32	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	10/01/2026	$3,425,500	$735
1	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	09/21/2026	152,280	5,175
3	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	09/21/2026	1,132,238	13,455
1	CME E-Mini Standard & Poor's MidCap 400 Index	Bank of America Merrill Lynch	09/21/2026	388,500	8,545
4	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	09/21/2026	629,060	1,500
6	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	09/21/2026	527,190	6,510
	TOTAL FUTURES CONTRACTS				$35,920

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor's

SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $2,560,668 at June 30, 2026. The loaned securities were secured with non-cash collateral of $2,615,966. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

See accompanying notes to financial statements.

TOPS MANAGED RISK MODERATELY AGGRESSIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 76.6%
126,943	FlexShares Global Upstream Natural Resources Index Fund	$6,255,751
222,445	iShares Global REIT ETF	6,143,931
62,115	iShares MSCI Emerging Markets ex China ETF	6,354,365
35,222	iShares MSCI USA Small-Cap Multifactor ETF	3,139,689
256,058	State Street SPDR Portfolio S&P 400 Mid Cap ETF(a)	17,299,278
66,437	State Street SPDR Portfolio S&P 500 Growth ETF	7,905,339
128,313	State Street SPDR Portfolio S&P 500 Value ETF	7,800,147
163,446	State Street SPDR Portfolio S&P 600 Small Cap ETF	9,425,931
373,998	Vanguard FTSE Developed Markets ETF	26,647,358
105,447	Vanguard FTSE Emerging Markets ETF	6,294,131
48,111	Vanguard S&P 500 ETF	33,043,116
64,536	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund(a)	3,173,880
		133,482,916
	FIXED INCOME - 11.6%
33,363	iShares BB Rated Corporate Bond ETF, USD Class	1,560,388
28,445	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,102,496
121,942	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,116,838
52,737	Vanguard Intermediate-Term Treasury ETF	3,110,428
33,189	Vanguard Mortgage-Backed Securities ETF(a)	1,553,577
93,076	Vanguard Short-Term Inflation-Protected Securities ETF	4,675,207
85,448	Xtrackers USD High Yield Corporate Bond ETF	3,120,561
		20,239,495

	TOTAL EXCHANGE-TRADED FUNDS (Cost $104,018,327)	153,722,411

	SHORT-TERM INVESTMENTS — 12.4%
	COLLATERAL FOR SECURITIES LOANED - 1.2%
2,004,582	Federated Hermes Government Obligations Fund, Institutional Class, 3.56% (Cost $2,004,582)(b)	2,004,582

See accompanying notes to financial statements.

TOPS MANAGED RISK MODERATELY AGGRESSIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.4% (Continued)
	MONEY MARKET FUNDS - 11.2%
19,534,651	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $19,534,651)(b)	$19,534,651

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,539,233)	21,539,233

	TOTAL INVESTMENTS - 100.6% (Cost $125,557,560)	$175,261,644
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(1,027,336)
	NET ASSETS - 100.0%	$174,234,308

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
28	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	10/01/2026	$2,997,313	$211
7	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	09/21/2026	1,065,960	36,225
15	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	09/21/2026	5,661,187	67,275
7	CME E-Mini Standard & Poor's MidCap 400 Index	Bank of America Merrill Lynch	09/21/2026	2,719,500	59,815
21	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	09/21/2026	3,302,565	7,875
25	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	09/21/2026	2,196,625	27,125
	TOTAL FUTURES CONTRACTS				$198,526

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor's

SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $3,942,004 at June 30, 2026. The loaned securities were secured with cash collateral of $2,004,582 and non-cash collateral of $2,036,958. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

See accompanying notes to financial statements.

TOPS MANAGED RISK MODERATE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 58.6%
79,220	FlexShares Global Upstream Natural Resources Index Fund	$3,903,962
138,831	iShares Global REIT ETF	3,834,512
19,381	iShares MSCI Emerging Markets ex China ETF	1,982,676
21,981	iShares MSCI USA Small-Cap Multifactor ETF	1,959,386
116,217	State Street SPDR Portfolio S&P 400 Mid Cap ETF(a)	7,851,621
16,584	State Street SPDR Portfolio S&P 500 Growth ETF	1,973,330
48,208	State Street SPDR Portfolio S&P 500 Value ETF	2,930,564
68,000	State Street SPDR Portfolio S&P 600 Small Cap ETF	3,921,560
178,480	Vanguard FTSE Developed Markets ETF	12,716,700
65,805	Vanguard FTSE Emerging Markets ETF	3,927,900
25,735	Vanguard S&P 500 ETF	17,675,056
20,137	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	990,338
		63,667,605
	FIXED INCOME - 29.6%
41,641	iShares BB Rated Corporate Bond ETF, USD Class	1,947,550
44,379	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,840,418
291,818	State Street SPDR Portfolio Short Term Corporate Bond ETF	8,757,458
76,100	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,945,116
49,367	Vanguard Intermediate-Term Treasury ETF	2,911,666
41,424	Vanguard Mortgage-Backed Securities ETF(a)	1,939,057
116,170	Vanguard Short-Term Inflation-Protected Securities ETF	5,835,219
20,068	Vanguard Total International Bond ETF	971,893
79,987	Xtrackers USD High Yield Corporate Bond ETF	2,921,125
		32,069,502

	TOTAL EXCHANGE-TRADED FUNDS (Cost $73,120,581)	95,737,107

	SHORT-TERM INVESTMENTS — 13.1%
	COLLATERAL FOR SECURITIES LOANED - 1.9%
2,015,279	Federated Hermes Government Obligations Fund, Institutional Class, 3.56% (Cost $2,015,279)(b)	2,015,279

See accompanying notes to financial statements.

TOPS MANAGED RISK MODERATE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.1% (Continued)
	MONEY MARKET FUNDS - 11.2%
12,185,542	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $12,185,542)(b)	$12,185,542

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,200,821)	14,200,821

	TOTAL INVESTMENTS - 101.3% (Cost $87,321,402)	$109,937,928
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(1,432,027)
	NET ASSETS - 100.0%	$108,505,901

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
39	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	10/01/2026	$4,174,828	$—
3	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	09/21/2026	456,840	15,525
7	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	09/21/2026	2,641,888	31,395
3	CME E-Mini Standard & Poor's MidCap 400 Index	Bank of America Merrill Lynch	09/21/2026	1,165,500	25,635
10	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	09/21/2026	1,572,650	3,750
12	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	09/21/2026	1,054,380	13,020
	TOTAL FUTURES CONTRACTS				$89,325

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor's

SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $2,696,000 at June 30, 2026. The loaned securities were secured with cash collateral of $2,015,279 and non-cash collateral of $736,639. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Unaudited)
June 30, 2026

	Managed Risk	Managed Risk Moderately	Managed Risk
	Balanced	Aggressive	Moderate
Assets:	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investments in securities, at cost	$52,547,634	$125,557,560	$87,321,402
Investments in securities, at value (Securities on loan $2,560,668, $3,942,004, and $2,696,000, respectively)	$61,837,495	$175,261,644	$109,937,928
Deposits with Broker	203,666	927,279	454,495
Receivable for securities sold	—	—	68,574
Interest and dividends receivable	19,876	54,741	34,576
Unrealized appreciation on futures contracts	35,920	198,526	89,325
Prepaid expenses and other assets	14,989	29,247	30,402
Receivable for Portfolio shares sold	238	3,180	6,702
Total Assets	62,112,184	176,474,617	110,622,002

Liabilities:
Collateral on securities loaned	—	2,004,582	2,015,279
Accrued investment advisory fees	14,999	42,128	22,926
Payable for securities purchased	59,503	102,871	—
Accrued distribution (12b-1) fees	9,353	32,444	25,820
Payable for Portfolio shares redeemed	8,051	30,893	34,866
Accrued expenses and other liabilities	9,742	27,391	17,210
Total Liabilities	101,648	2,240,309	2,116,101
Net Assets	$62,010,536	$174,234,308	$108,505,901

Components of Net Assets:
Paid-in capital	$55,793,589	$122,022,163	$93,756,878
Accumulated earnings	6,216,947	52,212,145	14,749,023
Net Assets	$62,010,536	$174,234,308	$108,505,901

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2026

	Managed Risk		Managed Risk Moderately		Managed Risk
	Balanced		Aggressive		Moderate
	ETF Portfolio		ETF Portfolio		ETF Portfolio
Class 1 Shares:
Net assets	$2,317,338		$5,047,923		$626,651
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	146,098		321,840		42,332

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$15.86		$15.68		$14.80

Class 2 Shares:
Net assets	$40,837,408		$107,514,870		$64,077,407
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,495,821		6,828,827		4,025,668

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.36		$15.74		$15.92

Class 3 Shares:
Net assets	$15,677,313		$59,100,504		$39,925,035
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	975,937		3,844,722		2,743,187

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.06		$15.37		$14.55

Class 4 Shares:
Net assets	$3,178,439		$2,570,976		$3,876,756
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	212,716		164,279		279,368

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.94		$15.65		$13.88

Investor Class Shares:
Net assets	$38		$35		$52
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2		2		4

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$24.48	(a)	$17.35	(a)	$15.92	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Operations (Unaudited)
For the Six months Ended June 30, 2026

	Managed Risk	Managed Risk Moderately	Managed Risk
	Balanced	Aggressive	Moderate
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income	$555,938	$1,170,396	$917,821
Interest income	124,759	346,781	219,264
Securities lending income	23,664	26,183	28,112
Total Investment Income	704,361	1,543,360	1,165,197

Expenses:
Investment advisory fees	89,627	252,268	158,241
Distribution fees (12b-1)
Class 2 Shares	48,890	128,500	76,810
Class 3 Shares	27,649	101,544	69,179
Class 4 Shares	9,480	7,392	11,769
Related parties and administrative service fees	33,620	84,528	55,023
Miscellaneous fees and expenses	2,987	8,409	5,275
Total Expenses	212,253	582,641	376,297
Net Investment Income	492,108	960,719	788,900

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	1,567,417	6,465,424	3,161,185
Futures contracts	(23,067)	(298,787)	54,888
Total net realized gain	1,544,350	6,166,637	3,216,073
Net change in unrealized appreciation on:
Investments	1,976,475	11,245,448	4,903,112
Futures contracts	48,949	224,283	110,602
Total unrealized appreciation	2,025,424	11,469,731	5,013,714
Net Realized and Unrealized Gain on Investments and Futures Contracts	3,569,774	17,636,368	8,229,787
Net Increase in Net Assets Resulting from Operations	$4,061,882	$18,597,087	$9,018,687

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets

	Managed Risk Balanced ETF Portfolio

	Period Ended	Year Ended
	June 30, 2026	December 31, 2025
Increase (Decrease) in Net Assets:	(Unaudited)
From Operations:
Net investment income	$492,108	$1,550,173
Net realized gain (loss) on investments and futures contracts	1,544,350	(159,145)
Net change in unrealized appreciation on investments and futures contracts	2,025,424	3,576,792
Net increase in net assets resulting from operations	4,061,882	4,967,820

From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(25,976)
Class 2	—	(1,023,995)
Class 3	—	(449,881)
Class 4	—	(84,925)
Investor Class	—	(1)
Total distributions to shareholders	—	(1,584,778)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,237,946	274,846
Class 2	2,664,859	3,552,212
Class 3	165,946	201,787
Class 4	97,717	43,383
Reinvestment of distributions
Class 1	—	25,976
Class 2	—	1,023,994
Class 3	—	449,881
Class 4	—	84,925
Investor Class	—	1
Cost of shares redeemed
Class 1	(72,257)	(12,563)
Class 2	(1,981,086)	(4,043,380)
Class 3	(2,142,437)	(3,725,669)
Class 4	(270,358)	(373,415)
Net decrease in net assets from share transactions of beneficial interest	(299,670)	(2,498,022)
Total Increase In Net Assets	3,762,212	885,020

Net Assets:
Beginning of period/year	58,248,324	57,363,304
End of period/year	$62,010,536	$58,248,324

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Balanced ETF Portfolio

	Period Ended	Year Ended
	June 30, 2026	December 31, 2025
SHARE ACTIVITY	(Unaudited)
Class 1
Shares Sold	83,929	19,304
Shares Reinvested	—	1,778
Shares Redeemed	(4,704)	(868)
Net increase in shares of beneficial interest outstanding	79,225	20,214

Class 2
Shares Sold	168,787	241,817
Shares Reinvested	—	67,814
Shares Redeemed	(125,054)	(271,843)
Net increase in shares of beneficial interest outstanding	43,733	37,788

Class 3
Shares Sold	10,618	13,665
Shares Reinvested	—	30,336
Shares Redeemed	(138,103)	(255,764)
Net decrease in shares of beneficial interest outstanding	(127,485)	(211,763)

Class 4
Shares Sold	6,885	3,150
Shares Reinvested	—	6,145
Shares Redeemed	(18,605)	(27,391)
Net decrease in shares of beneficial interest outstanding	(11,720)	(18,096)

Investor Class
Shares Reinvested	—	0 (a)
Net increase in shares of beneficial interest outstanding	—	0 (a)

(a)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderately Aggressive ETF Portfolio

	Period Ended	Year Ended
	June 30, 2026	December 31, 2025
Increase (Decrease) in Net Assets:	(Unaudited)
From Operations:
Net investment income	$960,719	$3,133,444
Net realized gain (loss) on investments and futures contracts	6,166,637	(1,453,974)
Net change in unrealized appreciation on investments and futures contracts	11,469,731	16,079,041
Net increase in net assets resulting from operations	18,597,087	17,758,511

From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(114,205)
Class 2	—	(2,075,746)
Class 3	—	(1,203,953)
Class 4	—	(43,099)
Investor Class	—	(1)
Total distributions to shareholders	—	(3,437,004)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	23,157
Class 2	3,544,022	5,256,249
Class 3	333,522	499,338
Class 4	2,079	10,349
Investor Class	—	—
Reinvestment of distributions
Class 1	—	114,205
Class 2	—	2,075,746
Class 3	—	1,203,953
Class 4	—	43,099
Investor Class	—	1
Cost of shares redeemed
Class 1	(502,619)	(1,832,495)
Class 2	(7,097,692)	(11,531,166)
Class 3	(5,659,076)	(10,269,211)
Class 4	(90,523)	(315,289)
Net decrease in net assets from share transactions of beneficial interest	(9,470,287)	(14,722,064)
Total Increase (Decrease) In Net Assets	9,126,800	(400,557)

Net Assets:
Beginning of period/year	165,107,508	165,508,065
End of period/year	$174,234,308	$165,107,508

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderately Aggressive ETF Portfolio

	Period Ended	Year Ended
	June 30, 2026	December 31, 2025
SHARE ACTIVITY	(Unaudited)
Class 1
Shares Sold	—	1,792
Shares Reinvested	—	8,306
Shares Redeemed	(33,859)	(141,566)
Net decrease in shares of beneficial interest outstanding	(33,859)	(131,468)

Class 2
Shares Sold	239,783	398,024
Shares Reinvested	—	150,199
Shares Redeemed	(475,924)	(868,590)
Net decrease in shares of beneficial interest outstanding	(236,141)	(320,367)

Class 3
Shares Sold	22,622	39,275
Shares Reinvested	—	89,116
Shares Redeemed	(387,582)	(790,016)
Net decrease in shares of beneficial interest outstanding	(364,960)	(661,625)

Class 4
Shares Sold	141	791
Shares Reinvested	—	3,130
Shares Redeemed	(6,091)	(23,548)
Net decrease in shares of beneficial interest outstanding	(5,950)	(19,627)

Investor Class
Shares Sold	—	—
Shares Reinvested	—	0 (a)
Shares Redeemed	—	—
Net increase in shares of beneficial interest outstanding	—	0 (a)

(a)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate ETF Portfolio

	Period Ended	Year Ended
	June 30, 2026	December 31, 2025
Increase (Decrease) in Net Assets:	(Unaudited)
From Operations:
Net investment income	$788,900	$2,455,079
Net realized gain (loss) on investments and futures contracts	3,216,073	(660,960)
Net change in unrealized appreciation on investments and futures contracts	5,013,714	8,088,103
Net increase in net assets resulting from operations	9,018,687	9,882,222

From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(16,026)
Class 2	—	(1,434,702)
Class 3	—	(1,010,222)
Class 4	—	(103,591)
Investor Class	—	(1)
Total distributions to shareholders	—	(2,564,542)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	5,365	2,470
Class 2	2,327,873	6,157,327
Class 3	1,446,875	273,388
Class 4	2,639	148,395
Reinvestment of distributions
Class 1	—	16,026
Class 2	—	1,434,702
Class 3	—	1,010,222
Class 4	—	103,591
Investor Class	—	1
Cost of shares redeemed
Class 1	(740)	(24,921)
Class 2	(3,336,262)	(7,266,601)
Class 3	(3,664,363)	(7,998,574)
Class 4	(346,745)	(752,149)
Net decrease in net assets from share transactions of beneficial interest	(3,565,358)	(6,896,123)
Total Increase In Net Assets	5,453,329	421,557

Net Assets:
Beginning of period/year	103,052,572	102,631,015
End of period/year	$108,505,901	$103,052,572

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate ETF Portfolio

	Period Ended	Year Ended
	June 30, 2026	December 31, 2025
SHARE ACTIVITY	(Unaudited)
Class 1
Shares Sold	362	192
Shares Reinvested	—	1,200
Shares Redeemed	(52)	(1,944)
Net increase (decrease) in shares of beneficial interest outstanding	310	(552)

Class 2
Shares Sold	153,382	439,375
Shares Reinvested	—	99,771
Shares Redeemed	(218,327)	(520,697)
Net increase (decrease) in shares of beneficial interest outstanding	(64,945)	18,449

Class 3
Shares Sold	103,976	20,809
Shares Reinvested	—	76,823
Shares Redeemed	(260,270)	(622,976)
Net decrease in shares of beneficial interest outstanding	(156,294)	(525,344)

Class 4
Shares Sold	193	12,525
Shares Reinvested	—	8,248
Shares Redeemed	(25,663)	(61,174)
Net decrease in shares of beneficial interest outstanding	(25,470)	(40,401)

Investor Class
Shares Sold	—	—
Shares Reinvested	—	0 (a)
Shares Redeemed	—	—
Net increase in shares of beneficial interest outstanding	—	—

(a)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$14.82		$13.98	$13.53	$12.48	$38.19	$35.58

Income (loss) from investment operations:
Net investment income (a)(b)	0.16		0.45	0.40	0.25	0.66	0.66
Net realized and unrealized gain (loss) on investments and futures contracts	0.88		0.85	0.47	0.93	(5.04)	2.46
Total income (loss) from investment operations	1.04		1.30	0.87	1.18	(4.38)	3.12

Less distributions from:
Net investment income	—		(0.46)	(0.42)	(0.07)	(7.05)	(0.51)
Net realized gain	—		—	—	(0.06)	(14.28)	—
Total distributions	—		(0.46)	(0.42)	(0.13)	(21.33)	(0.51)

Net asset value, end of period/year	$15.86		$14.82	$13.98	$13.53	$12.48	$38.19
Total return (c)	7.02	% (e)	9.35%	6.38%	9.49%	(11.75)%	8.80%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000's)	$2,317		$991	$652	$775	$142	$161
Ratio of expenses to average net assets (d)	0.42	% (f)	0.42%	0.42%	0.43%	0.41%	0.40%
Ratio of net investment income to average net assets (b)(d)	2.12	% (f)	3.09%	2.88%	3.34%	2.26%	1.75%
Portfolio turnover rate	11	% (e)	10%	13%	21%	14%	9%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests .

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$15.30		$14.43	$13.96	$12.90	$38.01	$35.40

Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.42	0.39	0.16	0.54	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	0.93		0.89	0.48	1.00	(5.01)	2.49
Total income (loss) from investment operations	1.06		1.30	0.86	1.16	(4.47)	3.03

Less distributions from:
Net investment income	—		(0.43)	(0.39)	(0.04)	(6.36)	(0.42)
Net realized gain	—		—	—	(0.06)	(14.28)	—
Total distributions	—		(0.43)	(0.39)	(0.10)	(20.64)	(0.42)

Net asset value, end of period/year	$16.36		$15.30	$14.43	$13.96	$12.90	$38.01
Total return (c)	6.93	% (e)	9.03%	6.09%	9.02%	(11.85)%	8.57%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000's)	$40,837		$37,528	$34,845	$36,144	$32,612	$373,337
Ratio of expenses to average net assets (d)	0.67	% (f)	0.67%	0.67%	0.68%	0.66%	0.65%
Ratio of net investment income to average net assets (b)(d)	1.69	% (f)	2.80%	2.66%	2.65%	1.55%	1.46%
Portfolio turnover rate	11	% (e)	10%	13%	21%	14%	9%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests .

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 3 Shares

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$15.03		$14.18	$13.73	$12.66	$38.19	$35.55

Income (loss) from investment operations:
Net investment income (a)(b)	0.12		0.39	0.36	0.14	0.51	0.51
Net realized and unrealized gain (loss) on investments and futures contracts	0.91		0.87	0.46	1.01	(5.01)	2.52
Total income (loss) from investment operations	1.03		1.26	0.82	1.15	(4.50)	3.03

Less distributions from:
Net investment income	—		(0.41)	(0.37)	(0.02)	(6.75)	(0.39)
Net realized gain	—		—	—	(0.06)	(14.28)	—
Total distributions	—		(0.41)	(0.37)	(0.08)	(21.03)	(0.39)

Net asset value, end of period/year	$16.06		$15.03	$14.18	$13.73	$12.66	$38.19
Total return (c)	6.85	% (e)	8.94%	5.96%	9.16%	(12.08)%	8.51%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000's)	$15,677		$16,587	$18,654	$20,522	$21,739	$81,163
Ratio of expenses to average net assets (d)	0.76	% (f)	0.76%	0.77%	0.78%	0.76%	0.75%
Ratio of net investment income to average net assets (b)(d)	1.57	% (f)	2.65%	2.54%	2.49%	1.56%	1.35%
Portfolio turnover rate	11	% (e)	10%	13%	21%	14%	9%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any .

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized .

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 4 Shares

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$14.00		$13.24	$12.84	$11.88	$37.53	$34.86

Income (loss) from investment operations:
Net investment income (a)(b)	0.10		0.33	0.30	0.11	0.45	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	0.84		0.82	0.45	0.91	(4.98)	2.49
Total income (loss) from investment operations	0.94		1.15	0.75	1.02	(4.53)	2.88

Less distributions from:
Net investment income	—		(0.39)	(0.34)	—	(6.84)	(0.21)
Net realized gain	—		—	—	(0.06)	(14.28)	—
Total distributions	—		(0.39)	(0.34)	(0.06)	(21.12)	(0.21)

Net asset value, end of period/year	$14.94		$14.00	$13.24	$12.84	$11.88	$37.53
Total return (c)	6.71	% (e)	8.70%	5.69%	8.63%	(12.17)%	8.28%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000's)	$3,178		$3,142	$3,212	$4,068	$5,055	$6,494
Ratio of expenses to average net assets (d)	1.01	% (f)	1.01%	1.02%	1.03%	1.01%	1.00%
Ratio of net investment income to average net assets (b)(d)	1.34	% (f)	2.44%	2.25%	2.18%	1.61%	1.05%
Portfolio turnover rate	11	% (e)	10%	13%	21%	14%	9%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any .

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized .

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2026		December 31, 2025		December 31, 2024		December 31, 2023 *		December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$23.09		$21.63		$20.80		$19.29		$40.26	$37.65

Income (loss) from investment operations:
Net investment income (a)(b)	0.17		0.17		0.18		0.27		0.42	0.90
Net realized and unrealized gain (loss) on investments and futures contracts	1.22		1.72		1.04		1.34		(7.11)	2.13
Total income (loss) from investment operations	1.39		1.90		1.22		1.61		(6.69)	3.03

Less distributions from:
Net investment income	—		(0.43)		(0.39)		(0.04)		—	(0.42)
Net realized gain	—		—		—		(0.06)		(14.28)	—
Total distributions	—		(0.43)		(0.39)		(0.10)		(14.28)	(0.42)

Net asset value, end of period/year (c)	$24.48		$23.09		$21.63		$20.80		$19.29	$40.26
Total return (d)	6.07	% (g),(h)	8.78	% (g)	5.84	% (g)	8.52	% (g)	(11.73)%	8.06%

Ratios and Supplemental Data:
Net assets, end of period/year (e)	$38		$46		$39		$36		$14	$16
Ratio of expenses to average net assets (f)	0.92	% (i)	0.92%		0.92%		0.93%		0.91%	0.90%
Ratio of net investment income to average net assets (b)(f)	1.24	% (i)	2.34%		2.15%		2.08%		1.51%	0.95%
Portfolio turnover rate	11	% (h)	10%		13%		21%		14%	9%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year (b) Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any .

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(h)	Not annualized .

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderately Aggressive ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares

	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023 *		December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$14.04		$12.84	$12.20	$11.04		$26.32	$23.64

Income (loss) from investment operations:
Net investment income (a)(b)	0.10		0.29	0.28	0.15		0.36	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	1.54		1.24	0.69	1.11		(3.78)	2.60
Total income (loss) from investment operations	1.64		1.53	0.97	1.26		(3.42)	3.02

Less distributions from:
Net investment income	—		(0.33)	(0.33)	(0.08)		(2.18)	(0.34)
Net realized gain	—		—	—	(0.02)		(9.68)	—
Total distributions	—		(0.33)	(0.33)	(0.10)		(11.86)	(0.34)

Net asset value, end of period/year	$15.68		$14.04	$12.84	$12.20		$11.04	$26.32
Total return (c)	11.68	% (f)	11.95%	7.91%	11.45	% (e)	(13.45)%	12.79%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000's)	$5,048		$4,994	$6,256	$8,200		$17,478	$26,491
Ratio of expenses to average net assets (d)	0.41	% (g)	0.41%	0.41%	0.41%		0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	1.41	% (g)	2.17%	2.16%	2.15%		1.71%	1.62%
Portfolio turnover rate	6	% (f)	6%	14%	12%		18%	9%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderately Aggressive ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$14.11		$12.91	$12.26	$11.10	$26.20	$23.52

Income (loss) from investment operations:
Net investment income (a)(b)	0.09		0.27	0.25	0.14	0.30	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	1.54		1.23	0.70	1.09	(3.78)	2.62
Total income (loss) from investment operations	1.63		1.50	0.95	1.23	(3.48)	2.96

Less distributions from:
Net investment income	—		(0.30)	(0.30)	(0.05)	(1.94)	(0.28)
Net realized gain	—		—	—	(0.02)	(9.68)	—
Total distributions	—		(0.30)	(0.30)	(0.07)	(11.62)	(0.28)

Net asset value, end of period/year	$15.74		$14.11	$12.91	$12.26	$11.10	$26.20
Total return (c)	11.55	% (e)	11.65%	7.71%	11.14%	(13.73)%	12.59%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000's)	$107,515		$99,695	$95,344	$106,222	$103,516	$619,200
Ratio of expenses to average net assets (d)	0.66	% (f)	0.66%	0.66%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	1.18	% (f)	2.02%	1.97%	2.10%	1.28%	1.34%
Portfolio turnover rate	6	% (e)	6%	14%	12%	18%	9%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any .

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized .

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderately Aggressive ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 3 Shares

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$13.78		$12.62	$11.99	$10.86	$26.08	$23.42

Income (loss) from investment operations:
Net investment income (a)(b)	0.08		0.25	0.24	0.13	0.30	0.32
Net realized and unrealized gain (loss) on investments and futures contracts	1.51		1.20	0.68	1.06	(3.76)	2.58
Total income (loss) from investment operations	1.59		1.45	0.92	1.19	(3.46)	2.90

Less distributions from:
Net investment income	—		(0.29)	(0.29)	(0.04)	(2.08)	(0.24)
Net realized gain	—		—	—	(0.02)	(9.68)	—
Total distributions	—		(0.29)	(0.29)	(0.06)	(11.76)	(0.24)

Net asset value, end of period/year	$15.37		$13.78	$12.62	$11.99	$10.86	$26.08
Total return (c)	11.54	% (e)	11.50%	7.63%	11.00%	(13.79)%	12.43%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000's)	$59,101		$58,027	$61,466	$67,253	$71,051	$144,867
Ratio of expenses to average net assets (d)	0.76	% (f)	0.76%	0.76%	0.76%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	1.07	% (f)	1.89%	1.88%	1.97%	1.32%	1.23%
Portfolio turnover rate	6	% (e)	6%	14%	12%	18%	9%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any .

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized .

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderately Aggressive ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 4 Shares

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$14.05		$12.86	$12.21	$11.06	$26.32	$23.64

Income (loss) from investment operations:
Net investment income (a)(b)	0.06		0.22	0.20	0.12	0.24	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	1.54		1.22	0.70	1.06	(3.76)	2.60
Total income (loss) from investment operations	1.60		1.44	0.90	1.18	(3.52)	2.86

Less distributions from:
Net investment income	—		(0.25)	(0.25)	(0.01)	(2.06)	(0.18)
Net realized gain	—		—	—	(0.02)	(9.68)	—
Total distributions	—		(0.25)	(0.25)	(0.03)	(11.74)	(0.18)

Net asset value, end of period/year	$15.65		$14.05	$12.86	$12.21	$11.06	$26.32
Total return (c)	11.39	% (e)	11.27%	7.28%	10.71%	(13.86)%	12.13%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000's)	$2,571		$2,392	$2,442	$3,329	$3,590	$4,639
Ratio of expenses to average net assets (d)	1.01	% (f)	1.01%	1.01%	1.01%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	0.83	% (f)	1.65%	1.56%	1.72%	1.18%	0.99%
Portfolio turnover rate	6	% (e)	6%	14%	12%	18%	9%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any .

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized .

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderately Aggressive ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$15.54		$14.20	$13.44	$12.22	$27.36	$24.68

Income (loss) from investment operations:
Net investment income (a)(b)	0.11		0.12	0.12	0.22	0.40	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	1.70		1.52	0.94	1.07	(3.92)	2.48
Total income (loss) from investment operations	1.81		1.64	1.06	1.29	(3.52)	2.96

Less distributions from:
Net investment income	—		(0.30)	(0.30)	(0.05)	(1.94)	(0.28)
Net realized gain	—		—	—	(0.02)	(9.68)	—
Total distributions	—		(0.30)	(0.30)	(0.07)	(11.62)	(0.28)

Net asset value, end of period/year (c)	$17.35		$15.54	$14.20	$13.44	$12.22	$27.36
Total return (d)	11.65	% (g),(h)	11.58%	7.86%	10.61%	(13.38)%	12.00%

Ratios and Supplemental Data:
Net assets, end of period/year (e)	$35		$35	$31	$29	$14	$16
Ratio of expenses to average net assets (f)	0.91	% (i)	0.91%	0.91%	0.91%	0.90%	0.90%
Ratio of net investment income to average net assets (b)(f)	0.73	% (i)	1.55%	1.46%	1.62%	1.08%	0.89%
Portfolio turnover rate	6	% (h)	6%	14%	12%	18%	9%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any .

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(h)	Not annualized .

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$13.58		$12.64	$12.05	$11.00	$67.50	$61.45

Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.36	0.36	0.09	0.80	1.10
Net realized and unrealized gain (loss) on investments and futures contracts	1.09		0.97	0.60	1.07	(9.30)	5.85
Total income (loss) from investment operations	1.22		1.33	0.96	1.16	(8.50)	6.95

Less distributions from:
Net investment income	—		(0.39)	(0.37)	(0.08)	(10.45)	(0.90)
Net realized gain	—		—	—	(0.03)	(37.55)	—
Total distributions	—		(0.39)	(0.37)	(0.11)	(48.00)	(0.90)

Net asset value, end of period/year	$14.80		$13.58	$12.64	$12.05	$11.00	$67.50
Total return (c)	8.98	% (e)	10.58%	7.89%	10.62%	(13.22)%	11.38%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000's)	$627		$571	$538	$316	$326	$1,167
Ratio of expenses to average net assets (d)	0.41	% (f)	0.41%	0.41%	0.41%	0.41%	0.40%
Ratio of net investment income to average net assets (b)(d)	1.80	% (f)	2.74%	2.87%	2.72%	1.79%	1.68%
Portfolio turnover rate	8	% (e)	10%	13%	14%	14%	9%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any .

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized .

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$14.62		$13.58	$12.93	$11.80	$67.25	$61.25

Income (loss) from investment operations:
Net investment income (a)(b)	0.12		0.35	0.33	0.08	0.85	0.90
Net realized and unrealized gain (loss) on investments and futures contracts	1.18		1.05	0.66	1.13	(9.40)	5.85
Total income (loss) from investment operations	1.30		1.40	0.99	1.21	(8.55)	6.75

Less distributions from:
Net investment income	—		(0.36)	(0.34)	(0.05)	(9.35)	(0.75)
Net realized gain	—		—	—	(0.03)	(37.55)	—
Total distributions	—		(0.36)	(0.34)	(0.08)	(46.90)	(0.75)

Net asset value, end of period/year	$15.92		$14.62	$13.58	$12.93	$11.80	$67.25
Total return (c)	8.89	% (e)	10.36%	7.58%	10.33%	(13.35)%	11.06%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000's)	$64,077		$59,808	$55,316	$55,692	$55,717	$626,034
Ratio of expenses to average net assets (d)	0.66	% (f)	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets (b)(d)	1.55	% (f)	2.52%	2.47%	2.46%	1.41%	1.41%
Portfolio turnover rate	8	% (e)	10%	13%	14%	14%	9%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any .

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized .

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 3 Shares

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$13.38		$12.46	$11.88	$10.85	$67.05	$61.05

Income (loss) from investment operations:
Net investment income (a)(b)	0.10		0.30	0.29	0.07	0.75	0.85
Net realized and unrealized gain (loss) on investments and futures contracts	1.07		0.97	0.62	1.04	(9.35)	5.85
Total income (loss) from investment operations	1.17		1.27	0.91	1.11	(8.60)	6.70

Less distributions from:
Net investment income	—		(0.35)	(0.33)	(0.05)	(10.05)	(0.70)
Net realized gain	—		—	—	(0.03)	(37.55)	—
Total distributions	—		(0.35)	(0.33)	(0.08)	(47.60)	(0.70)

Net asset value, end of period/year	$14.55		$13.38	$12.46	$11.88	$10.85	$67.05
Total return (c)	8.74	% (e)	10.23%	7.58%	10.23%	(13.53)%	10.98%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000's)	$39,925		$38,782	$42,664	$47,487	$50,774	$157,188
Ratio of expenses to average net assets (d)	0.76	% (f)	0.77%	0.76%	0.76%	0.76%	0.75%
Ratio of net investment income to average net assets (b)(d)	1.44	% (f)	2.37%	2.34%	2.34%	1.44%	1.30%
Portfolio turnover rate	8	% (e)	10%	13%	14%	14%	9%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests .

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 4 Shares

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$12.77		$11.91	$11.39	$10.40	$66.80	$60.80

Income (loss) from investment operations:
Net investment income (a)(b)	0.08		0.26	0.25	0.06	0.55	0.70
Net realized and unrealized gain (loss) on investments and futures contracts	1.03		0.93	0.58	0.98	(9.25)	5.80
Total income (loss) from investment operations	1.11		1.19	0.83	1.04	(8.70)	6.50

Less distributions from:
Net investment income	—		(0.33)	(0.30)	(0.02)	(10.15)	(0.50)
Net realized gain	—		—	—	(0.03)	(37.55)	—
Total distributions	—		(0.33)	(0.30)	(0.05)	(47.70)	(0.50)

Net asset value, end of period/year	$13.88		$12.77	$11.91	$11.39	$10.40	$66.80
Total return (c)	8.69	% (e)	10.00%	7.18%	10.04%	(13.76)%	10.72%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000's)	$3,877		$3,892	$4,113	$4,246	$4,595	$6,376
Ratio of expenses to average net assets (d)	1.01	% (f)	1.02%	1.01%	1.01%	1.01%	1.00%
Ratio of net investment income to average net assets (b)(d)	1.18	% (f)	2.13%	2.12%	2.08%	1.37%	1.04%
Portfolio turnover rate	8	% (e)	10%	13%	14%	14%	9%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any .

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized .

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025		December 31, 2024		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$14.57		$13.56		$26.42		$24.95	$71.35	$65.20

Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.12		0.13		0.28		0.31	(0.70)	1.05
Net realized and unrealized gain (loss) on investments and futures contracts	1.23		1.24		1.65		1.24	(8.15)	5.85
Total income (loss) from investment operations	1.35		1.37		1.93		1.55	(8.85)	6.90

Less distributions from:
Net investment income	—		(0.36)		(14.79)		(0.05)	—	(0.75)
Net realized gain	—		—		—		(0.03)	(37.55)	—
Total distributions	—		(0.36)		(14.79)		(0.08)	(37.55)	(0.75)

Net asset value, end of period/year (c)	$15.92		$14.57		$13.56		$26.42	$24.95	$71.35
Total return (d)	8.82	% (g),(h)	10.11	% (g)	7.33	% (g)	6.24%	(12.84)%	10.62%

Ratios and Supplemental Data:
Net assets, end of period/year (e)	$52		$58		$46		$42	$15	$521,296
Ratio of expenses to average net assets (f)	0.91	% (i)	0.91%		0.91%		0.91%	0.91%	0.90%
Ratio of net investment income (loss) to average net assets (b)(f)	1.08	% (i)	2.03%		2.02%		1.98%	(0.92)%	1.49%
Portfolio turnover rate	8	% (h)	10%		13%		14%	14%	9%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests .

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any .

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(h)	Not annualized .

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2026

1.	ORGANIZATION

The TOPS® Managed Risk ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The Portfolios are “fund of funds”, in that the Portfolios will generally invest in other investment companies. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective

Managed Risk Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

Managed Risk Moderately Aggressive ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

Managed Risk Moderate ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Portfolios currently offer five classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares, Class 4 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Effective August 18, 2023, each class of shares of each Portfolio underwent a reverse share split in the following ratios:

Portfolio	Reverse Share Split Ratio
Managed Risk Balanced ETF Portfolio	3 for 1
Managed Risk Moderately Aggressive ETF Portfolio	2 for 1
Managed Risk Moderate ETF Portfolio	5 for 1

The effect of the reverse share split decreased the number of shares outstanding for each of the Portfolios listed by a split factor shown above, with a corresponding increase in the net asset value (“NAV”) per share. This event does not impact the overall net assets of each class. The share activity presented in the Statements of Changes and the per share data presented in the Financial Highlights have been retroactively adjusted to reflect this reverse share split.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Portfolios have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ CODM is comprised of the portfolio managers and Chief Financial Officer of the

TOPS® Managed Risk ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Trust. The Portfolios operate as a single operating segment. The Portfolios’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Portfolios, using the information presented in the financial statements and financial highlights.

Operating Segments – The Portfolios have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Portfolios operate as a single operating segment. The Portfolios’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Portfolios, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Portfolios adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Portfolios’ adoption of ASU 2023-09 did not have a material impact on their financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors or trustees of the open-end investment companies.

The Porfolios may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not

TOPS® Managed Risk ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TOPS® Managed Risk ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for each Portfolio’s investments measured at fair value:

Managed Risk Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$54,707,789	$—	$—	$54,707,789
Short-Term Investments	7,129,706	—	—	7,129,706
Futures Contracts	35,920	—	—	35,920
Total	$61,873,415	$—	$—	$61,873,415

Managed Risk Moderately Aggressive ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$153,722,411	$—	$—	$153,722,411
Short-Term Investments	21,539,233	—	—	21,539,233
Futures Contracts	198,526	—	—	198,526
Total	$175,460,170	$—	$—	$175,460,170

Managed Risk Moderate ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$95,737,107	$—	$—	$95,737,107
Short-Term Investments	14,200,821	—	—	14,200,821
Futures Contracts	89,325	—	—	89,325
Total	$110,027,253	$—	$—	$110,027,253

The Portfolios did not hold any Level 2 or 3 securities during the six months ended June 30, 2026.

*	Refer to the Schedule of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary ( e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

TOPS® Managed Risk ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2023 through December 31, 2025 or expected to be taken in the Portfolios’ December 31, 2026 year-end tax return. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

TOPS® Managed Risk ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Asset and Liabilities as of June 30, 2026:

Managed Risk Balanced ETF Portfolio

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities Location	Unrealized depreciation
Futures Contracts / Equity Risk	Unrealized appreciation on futures contracts	$35,185
Futures Contracts / Interest Risk	Unrealized appreciation on futures contracts	735
Total		$35,920

Managed Risk Moderately Aggressive ETF Portfolio

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities Location	Unrealized depreciation
Futures Contracts / Equity Risk	Unrealized appreciation on futures contracts	$198,315
Futures Contracts / Interest Risk	Unrealized appreciation on futures contracts	211
Total		$198,526

Managed Risk Moderate ETF Portfolio

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities Location	Unrealized depreciation
Futures Contracts / Equity Risk	Unrealized appreciation on futures contracts	$89,325
Futures Contracts / Interest Risk	Unrealized appreciation on futures contracts	—
Total		$89,325

TOPS® Managed Risk ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Operations for the six months ended June 30, 2026:

Managed Risk Balanced ETF Portfolio

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Futures Contracts	Equity Risk	Net realized gain (loss) on futures contracts	$54,912
Futures Contracts	Interest Risk	Net realized gain (loss) on futures contracts	(77,979)
Total			$(23,067)

Futures Contracts	Equity Risk	Net change in unrealized appreciation on futures contracts	$36,676
Futures Contracts	Interest Risk	Net change in unrealized appreciation on futures contracts	12,273
Total			$48,949

Managed Risk Moderately Aggressive ETF Portfolio

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Futures Contracts	Equity Risk	Net realized gain (loss) on futures contracts	$(222,889)
Futures Contracts	Interest Risk	Net realized gain (loss) on futures contracts	(75,898)
Total			$(298,787)

Futures Contracts	Equity Risk	Net change in unrealized appreciation on futures contracts	$212,119
Futures Contracts	Interest Risk	Net change in unrealized appreciation on futures contracts	12,164
Total			$224,283

Managed Risk Moderate ETF Portfolio

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Futures Contracts	Equity Risk	Net realized gain (loss) on futures contracts	$148,294
Futures Contracts	Interest Risk	Net realized gain (loss) on futures contracts	(93,406)
Total			$54,888

Futures Contracts	Equity Risk	Net change in unrealized appreciation on futures contracts	$96,930
Futures Contracts	Interest Risk	Net change in unrealized appreciation on futures contracts	13,672
Total			$110,602

The notional value of the derivative instruments outstanding as of June 30, 2026 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Portfolio.

TOPS® Managed Risk ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Portfolio’s performance.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Securities received as collateral are U.S. government securities; securities received as collateral, if any, are not recognized as portfolio assets. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

TOPS® Managed Risk ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2026:

Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments Received	Cash Collateral Received	Net Amount of Assets

Managed Risk Balanced ETF Portfolio
Description:
Securities Loaned	$2,560,668	$—	$2,560,668	$2,615,966	$(55,298)	$—
Total	$2,560,668	$—	$2,560,668	$2,615,966	$(55,298)	$—

Managed Risk Moderately Aggressive ETF Portfolio
Description:
Securities Loaned	$3,942,004	$—	$3,942,004	$2,036,958	$1,905,046	$—
Total	$3,942,004	$—	$3,942,004	$2,036,958	$1,905,046	$—

Managed Risk Moderate ETF Portfolio
Description:
Securities Loaned	$2,696,000	$—	$2,696,000	$736,639	$1,959,361	$—
Total	$2,696,000	$—	$2,696,000	$736,639	$1,959,361	$—

*	The amount is limited to the securities loaned asset balance and accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of June 30, 2026:

Securities Lending Transactions
Overnight and Continuous
Managed Risk Moderately Aggressive ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$2,004,582

Managed Risk Moderate ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$2,015,279

TOPS® Managed Risk ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The fair value of the securities loaned for the Managed Risk Balanced ETF Portfolio, Managed Risk Moderately Aggressive ETF Portfolio and Managed Risk Moderate ETF Portfolio totaled $2,560,668, $3,942,004 and $2,696,000 as of June 30, 2026, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “collateral for securities loaned ” on each Schedule of Investments includes only cash collateral received and reinvested that totaled $0, $2,004,582, and $2,015,279 for the Managed Risk Balanced ETF Portfolio, Managed Risk Moderately Aggressive ETF Portfolio and Managed Risk Moderate ETF Portfolio as of June 30, 2026, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” Managed Risk Balanced ETF Portfolio did not receive cash collateral as of June 30, 2026. At June 30, 2026, the Managed Risk Balanced ETF Portfolio, Managed Risk Moderately Aggressive ETF Portfolio and Managed Risk Moderate ETF Portfolio received non-cash collateral of $2,615,966, $2,036,958 and $736,639, respectively. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of a Portfolio at the Portfolio’s custodian. A Portfolio cannot pledge or resell the collateral.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, were as follows:

Portfolio	Purchases	Sales
Managed Risk Balanced ETF Portfolio	$6,084,951	$6,263,077
Managed Risk Moderately Aggressive ETF Portfolio	9,583,495	19,234,279
Managed Risk Moderate ETF Portfolio	7,087,506	10,982,248

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC as the Portfolios’ sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.30% of each Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Portfolios, the Advisor, not the Portfolios, pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the six months ended June 30, 2026, the Portfolios paid the following in advisory fees:

Portfolio	Advisory Fees
Managed Risk Balanced ETF Portfolio	$89,627
Managed Risk Moderately Aggressive ETF Portfolio	252,268
Managed Risk Moderate ETF Portfolio	158,241

The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for each of Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares. The fee is calculated at an annual rate of 0.25%, 0.35%, 0.60%, and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor.

TOPS® Managed Risk ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

For the six months ended June 30, 2026, the Portfolios paid the following in distribution fees under the Plan:

Portfolio	Distribution Fees
Managed Risk Balanced ETF Portfolio	$86,019
Managed Risk Moderately Aggressive ETF Portfolio	237,436
Managed Risk Moderate ETF Portfolio	157,758

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, each Portfolio pays to UFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense, Trustees fees and Custody Fees.

For the six months ended June 30, 2026, the trustees received fees in the amount $11,111 on behalf of each Portfolio.

The approved entities may be affiliates of UFS and the Distributor. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from UFS under the administrative servicing agreement.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Managed Risk Balanced ETF Portfolio
Pruco Life Insurance Co.	34%

Managed Risk Moderately Aggressive ETF Portfolio
Forethought Life Insurance Company	30%
Pruco Life Insurance Co.	28%

Managed Risk Moderate ETF Portfolio
Forethought Life Insurance Company	30%
Pruco Life Insurance Co.	32%

TOPS® Managed Risk ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The table below represents aggregate cost for federal tax purposes for the Portfolios as of June 30, 2026 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Tax Net
	Cost for			Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Purposes	Appreciation	Depreciation	(Depreciation)
Managed Risk Balanced ETF Portfolio	$54,691,341	$7,655,319	$(509,165)	$7,146,154
Managed Risk Moderately Aggressive ETF Portfolio	128,346,323	47,578,687	(663,366)	$46,915,321
Managed Risk Moderate ETF Portfolio	90,464,329	20,328,923	(855,324)	$19,473,599

The tax character of the Portfolios distributions paid for the years ended December 31, 2025, and December 31, 2024 was as follows:

For the year ended December 31, 2025:
	Ordinary
	Income	Total
Managed Risk Balanced ETF Portfolio	$1,584,778	$1,584,778
Managed Risk Moderately Aggressive ETF Portfolio	3,437,004	3,437,004
Managed Risk Moderate ETF Portfolio	2,564,542	2,564,542

For the year ended December 31, 2024:
	Ordinary
	Income	Total
Managed Risk Balanced ETF Portfolio	$1,519,747	$1,519,747
Managed Risk Moderately Aggressive ETF Portfolio	3,841,717	3,841,717
Managed Risk Moderate ETF Portfolio	2,583,439	2,583,439

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Unrealized	Total
	Ordinary	Carry	Appreciation/	Accumulated
	Income	Forwards	(Depreciation)	Earnings/(Deficits)
Managed Risk Balanced ETF Portfolio	$1,549,942	$(4,564,556)	$5,169,679	$2,155,065
Managed Risk Moderately
Aggressive ETF Portfolio	3,133,268	(5,188,083)	35,669,873	33,615,058
Managed Risk Moderate ETF
Portfolio	2,454,854	(11,295,005)	14,570,487	5,730,336

The difference between book basis and tax basis accumulated net realized gains/losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market treatment of Section 1256 futures contracts.

TOPS® Managed Risk ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

At December 31, 2025, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non-Expiring

Portfolio	Short-Term	Long-Term	Total
Managed Risk Balanced ETF Portfolio	$592,462	$3,972,094	$4,564,556
Managed Risk Moderately Aggressive ETF Portfolio	5,188,083	—	5,188,083
Managed Risk Moderate ETF Portfolio	2,452,207	8,842,798	11,295,005

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TOPS® Managed Risk ETF Portfolios

Additional Information (Unaudited)

June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Information regarding how the Portfolios voted proxies related to portfolio securities for the twelve-month period ended June 30, as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies, is available without charge, upon request by (i) called (855) 538-5278; (ii) visiting the Portfolios’ website at http://topsfunds.com/documents/; or (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/2/2026

By (Signature and Title)

/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	9/2/2026